Revenue Contract costs, assets and liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Contract with Customer, Liability	$ 14.0		$ 14.0		$ 30.7
Contract with customer, liability, revenue recognized	$ 21.7	$ 28.1	$ 30.7	$ 32.4